Note 5 - Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
5	Other operating income and expenses

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2018	2017	2016

Other operating income
Net income from other sales	3,604	4,395	16,275
Net rents	4,909	4,325	4,852
Other	6,546	1,796	-
	15,059	10,516	21,127

Other operating expenses
Contributions to welfare projects and non-profits organizations	11,379	9,158	9,534
Loss on fixed assets and material supplies disposed / scrapped	-	118	57
Allowance for doubtful receivables	1,179	84	432
Other	-	-	1,388
	12,558	9,360	11,411
From discontinued operations	-	(1)	(248)
	12,558	9,359	11,163